Note 6 Impaired Secured Loans (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Impaired secured loans [Line Items]
Impaired financial assets at amortised cost	€ 471,384	€ 455,016
Impaired loans and advances at amortized cost	14,131	14,213
Accumulated impairment of loans and advances at amortised cost	(11,645)	(11,630)	€ (11,316)
Central banks [Member]
Impaired secured loans [Line Items]
Impaired financial assets at amortised cost	8,732	8,261
Impaired loans and advances at amortized cost	0	0
Accumulated impairment of loans and advances at amortised cost	(7)	(6)
Government [member]
Impaired secured loans [Line Items]
Impaired financial assets at amortised cost	26,237	22,133
Impaired loans and advances at amortized cost	20	26
Accumulated impairment of loans and advances at amortised cost	(17)	(23)
credit institutions [Member]
Impaired secured loans [Line Items]
Impaired financial assets at amortised cost	24,368	22,668
Impaired loans and advances at amortized cost	0	2
Accumulated impairment of loans and advances at amortised cost	(17)	(13)
Other financial institutions [Member]
Impaired secured loans [Line Items]
Impaired financial assets at amortised cost	19,412	17,524
Impaired loans and advances at amortized cost	11	12
Accumulated impairment of loans and advances at amortised cost	(23)	(26)
Non financial corporations [Member]
Impaired secured loans [Line Items]
Impaired financial assets at amortised cost	202,542	197,521
Impaired loans and advances at amortized cost	4,883	5,014
Accumulated impairment of loans and advances at amortised cost	(4,016)	(4,134)
Households [Member]
Impaired secured loans [Line Items]
Impaired financial assets at amortised cost	190,093	186,910
Impaired loans and advances at amortized cost	9,218	9,158
Accumulated impairment of loans and advances at amortised cost	€ (7,565)	€ (7,427)